Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax (Income)/ Expense [Abstract]
Schedule of Income Tax (Income)/ Expense
	Year ended December 31,
	2023	2022	2021
PRC enterprises income tax:
Current tax	-	621	5,495
Deferred tax	-	-	-
	-	621	5,495

Schedule of Deferred Tax Balances	The following is the analysis of the deferred tax balances for financial reporting purposes:
	2023		2022		2021
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	4,386,623	-	78,622,365	-	63,509,644	16,960,839
Bad Debt provisions charged to profit or loss	-	-	-	-	6,064,120	1,516,030
Inventory provision charged to profit or loss	-	-	-	-	1,283	321
Impairment charged to profit or loss	-	-	-	-	2,944,979	736,245
Tax loss carried forward	-	-	1,687,686	421,922	6,102,339	1,529,706
Allowance	-	-		(421,922)		(21,245,906)
Reverse	(2,847,182)	-	(75,924,049)	-	-	-
Effect of translation	(326,787)	-	-	-	-	502,765
End of the year	1,212,655	-	4,386,002	-	78,622,365	-